9. Other receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	R$ 913	R$ 738
Other receivables, current	271	126
Other receivables, noncurrent	642	612
Accounts receivable from insurers
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	208	19
Rental receivable
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	48	61
Receivable from Paes Mendonça
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	532	532
Receivable from sale of subsidiaries
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	81	69
Other
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	R$ 44	R$ 57